UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment  [  ];  Amendment Number:

This Amendment  (Check only one):       [  ]  is a restatement.
                                        [  ]  adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:      John Hancock Advisers, LLC
Address:   601 Congress Street
           Boston, MA 02210

13F File Number:    28-03222

The Institutional Investment Manager Filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:    Alfred P. Ouellette

Title:   Assistant Vice President and Senior Counsel

Phone:   (617)663-4324

Signature, Place, and Date of Signing:

/s/Alfred P. Ouellette    601 Congress Street, Boston, MA 02210           , 2006
--------------------------------------------------------------------------------
Signature                     Place                                   Date

Report Type  (Check only One):   [ X ]  13F HOLDINGS REPORT
                                 [   ]  13F NOTICE
                                 [   ]  13F COMBINATION REPORT

List of other managers reporting for this manager:         None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of other included managers:                 2

Form 13F information table entry total:           28

Form 13F information table value total:   19,925,000


List of other included managers:

No.               Form 13F File Number      Name
1                 28-11519                  Manulife Financial Corporation
2                 28-03983                  John Hancock Life Insurance Company

                           John Hancock Advisers, LLC
                                     SEC13F
                            As of September 30, 2006

(ITEM 1)                 (ITEM 2)  (ITEM 3)      (ITEM 4)     (ITEM 5)        (ITEM 6)        (ITEM 7)          (ITEM 8)
                          TITLE                 FAIR MARKET  SHARES OR  INVESTMENT DISCRETION              VOTING AUTHORITY
NAME OF                     OF      CUSIP          VALUE     PRINCIPAL    SOLE SHARED OTHER               SOLE     SHARED    NONE
ISSUER                    CLASS     NUMBER       (x$1000)      AMOUNT      (A)  (B)    (C)     MGR        (A)       (B)       (C)
------                    -----     ------        -----        ------      ---  ---    ---     ---        ---       ---       ---
AMERICAN INTL GROUP I       COM     026874107       606         9,149       X                  1,2       7,043       0      2,106
AMGEN INC                   COM     031162100       988        13,806       X                  1,2      10,543       0      3,263
AUTOMATIC DATA PROCES       COM     053015103     1,036        21,884       X                  1,2      16,857       0      5,027
COCA COLA CO                COM     191216100       812        18,182       X                  1,2      13,954       0      4,228
COLGATE PALMOLIVE CO        COM     194162103       808        13,011       X                  1,2       9,947       0      3,064
COSTCO WHSL CORP NEW        COM     22160K105       606        12,190       X                  1,2       9,300       0      2,890
DELL INC                    COM     24702R101       576        25,238       X                  1,2      19,305       0      5,933
EBAY INC                    COM     278642103       592        20,885       X                  1,2      15,915       0      4,970
ELECTRONIC ARTS INC         COM     285512109       569        10,190       X                  1,2       7,820       0      2,370
GENERAL ELEC CO             COM     369604103     1,027        29,088       X                  1,2      22,273       0      6,815
GENZYME CORP COM-GEN        COM     372917104       969        14,362       X                  1,2      11,027       0      3,335
HOME DEPOT INC              COM     437076102       755        20,811       X                  1,2      15,931       0      4,880
JOHNSON & JOHNSON           COM     478160104       620         9,544       X                  1,2       7,113       0      2,431
MEDTRONIC INC               COM     585055106       598        12,870       X                  1,2       9,855       0      3,015
MICROSOFT CORP              COM     594918104     1,020        37,306       X                  1,2      28,557       0      8,749
PEPSICO INC                 COM     713448108       999        15,313       X                  1,2      11,723       0      3,590
PROCTER & GAMBLE COMP       COM     742718109       998        16,102       X                  1,2      12,562       0      3,540
QUALCOMM INC                COM     747525103       610        16,769       X                  1,2      12,859       0      3,910
SAP AG ADR SPON             COM     803054204       388         7,830       X                  1,2       5,980       0      1,850
STAPLES INC                 COM     855030102       981        40,312       X                  1,2      30,837       0      9,475
STARBUCKS CORP              COM     855244109       549        16,135       X                  1,2      12,375       0      3,760
STATE STR CORP              COM     857477103       808        12,952       X                  1,2       9,907       0      3,045
STRYKER CORP                COM     863667101       569        11,470       X                  1,2       8,880       0      2,590
SYSCO CORP                  COM     871829107       605        18,085       X                  1,2      13,855       0      4,230
TEVA PHARMACEUTICAL I       COM     881624209       831        24,362       X                  1,2      18,712       0      5,650
UNITED PARCEL SVC INC       COM     911312106       584         8,111       X                  1,2       6,197       0      1,914
WAL MART STORES INC         COM     931142103       207         4,202       X                  1,2       3,214       0        988
WHOLE FOODS MKT INC C       COM     966837106       215         3,620       X                  1,2       2,790       0        830
                                                -------
                                       28        19,925